Risk information - Credit exposure (Details) - SEK (kr) kr in Millions	Dec. 31, 2018	Dec. 31, 2017
Risk information
Financial assets.	kr 294,327	kr 258,657
Committed undisbursed loans	50,814	72,914
AAA
Risk information
Financial assets.	101,310	78,991
Committed undisbursed loans	47,644	63,922
AA+ to A-
Risk information
Financial assets.	105,408	95,770
Committed undisbursed loans	1,626	978
BBB+ to BBB-
Risk information
Financial assets.	65,598	65,426
Committed undisbursed loans	1,253	6,452
BB+ to B-
Risk information
Financial assets.	21,962	18,404
Committed undisbursed loans	290	1,562
CCC to D
Risk information
Financial assets.	49	66
Committed undisbursed loans	1
Cash and cash equivalents
Risk information
Financial assets.	2,416	1,231
Cash and cash equivalents | AAA
Risk information
Financial assets.	634	1,133
Cash and cash equivalents | AA+ to A-
Risk information
Financial assets.	1,782	98
Treasuries/government bonds
Risk information
Financial assets.	11,117	4,382
Treasuries/government bonds | AAA
Risk information
Financial assets.	2,365	401
Treasuries/government bonds | AA+ to A-
Risk information
Financial assets.	8,752	3,981
Other interest-bearing securities except loans
Risk information
Financial assets.	48,665	39,807
Other interest-bearing securities except loans | AAA
Risk information
Financial assets.	10,882	4,396
Other interest-bearing securities except loans | AA+ to A-
Risk information
Financial assets.	32,331	34,295
Other interest-bearing securities except loans | BBB+ to BBB-
Risk information
Financial assets.	5,452	1,116
Loans in the form of interest-bearing securities
Risk information
Financial assets.	36,781	41,125
Loans in the form of interest-bearing securities | AA+ to A-
Risk information
Financial assets.	8,182	9,636
Loans in the form of interest-bearing securities | BBB+ to BBB-
Risk information
Financial assets.	24,488	27,434
Loans in the form of interest-bearing securities | BB+ to B-
Risk information
Financial assets.	4,111	4,055
Loans to credit institutions
Risk information
Financial assets.	27,725	23,198
Loans to credit institutions | AAA
Risk information
Financial assets.	2,663	3,018
Loans to credit institutions | AA+ to A-
Risk information
Financial assets.	23,161	15,766
Loans to credit institutions | BBB+ to BBB-
Risk information
Financial assets.	1,480	3,229
Loans to credit institutions | BB+ to B-
Risk information
Financial assets.	421	1,185
Loans to the public
Risk information
Financial assets.	161,094	141,111
Loans to the public | AAA
Risk information
Financial assets.	84,766	70,043
Loans to the public | AA+ to A-
Risk information
Financial assets.	25,878	25,670
Loans to the public | BBB+ to BBB-
Risk information
Financial assets.	32,971	32,168
Loans to the public | BB+ to B-
Risk information
Financial assets.	17,430	13,164
Loans to the public | CCC to D
Risk information
Financial assets.	49	66
Derivatives
Risk information
Financial assets.	6,529	7,803
Derivatives | AA+ to A-
Risk information
Financial assets.	5,322	6,324
Derivatives | BBB+ to BBB-
Risk information
Financial assets.	kr 1,207	kr 1,479